Taxation - Summary of tax expenses (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current tax
Current year	£ (750)	£ (661)	£ (652)
Prior years	24	54	77
Total current tax charge	(726)	(607)	(575)
Deferred tax	54	(6)	68
Tax charge	£ (672)	£ (613)	£ (507)	£ (481)	£ (326)